MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details)	Oct. 06, 2025 $ / shares shares	Apr. 04, 2022 $ / shares shares
Disclosure of subsidiaries [line items]
Exercise price of outstanding warrants (in dollars per share)		$ 11.50
Ordinary Shares
Disclosure of subsidiaries [line items]
Share split, conversion ratio	0.05
Public Warrants
Disclosure of subsidiaries [line items]
Exercise price of outstanding warrants (in dollars per share)	$ 230
Number of warrants (in shares) | shares	862,500	17,250,000